CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
NON-CURRENT ASSETS [abstract]
Property, plant and equipment	¥ 446,668		$ 68,455	¥ 440,554
Right-of-use assets	9,161		1,404	9,179
Intangible assets	15,129		2,319	16,306
Investments in associates	23,544		3,608	24,513
Investment in a joint venture	18,822		2,885	20,977
Debt investment	3,620		555	1,618
Equity investments	1,829		280	2,936
Deferred tax assets	27,751		4,253	25,992
Other non-current assets	11,360		1,741	9,721
Total non-current assets	557,884		85,500	551,796
CURRENT ASSETS [abstract]
Inventories and supplies	5,644		865	6,314
Trade receivables	9,474		1,452	10,006
Due from related companies	10,249		1,571	15,300
Other financial assets	61,662		9,450	114,513
Other current assets	10,531		1,614	8,963
Time deposits with maturity over three months	41,812		6,408	17,160
Cash and cash equivalents	24,019		3,681	33,679
Total current assets	163,391		25,041	205,935
CURRENT LIABILITIES [abstract]
Loans and borrowings	11,217	[1]	1,719	13,908	[1]
Trade and accrued payables	18,106		2,775	19,828
Due to the parent company	2		0	3
Due to related companies	23,097		3,540	20,318
Lease liabilities	1,297		199	1,425
Contract liabilities	1,544		237	2,231
Other payables and accrued liabilities	12,137		1,860	19,580
Taxes payable	7,452		1,142	13,956
Total current liabilities	74,852		11,472	91,249
NET CURRENT ASSETS	88,539		13,569	114,686
TOTAL ASSETS LESS CURRENT LIABILITIES	646,423		99,069	666,482
NON-CURRENT LIABILITIES [abstract]
Loans and borrowings	125,013	[1]	19,159	136,152	[1]
Lease Liabilities	6,022		923	7,062
Provision for dismantlement	69,444		10,643	64,163
Deferred tax liabilities	5,119		785	3,602
Other non-current liabilities	6,895		1,057	7,277
Total non-current liabilities	212,493		32,567	218,256
Net Assets	433,930		66,502	448,226
EQUITY [abstract]
Issued capital	43,081		6,602	43,081
Reserves	390,627		59,866	405,106
Equity attributable to owners of the parent	433,708		66,468	448,187
Non-controlling interests	222		34	39
TOTAL EQUITY	¥ 433,930		$ 66,502	¥ 448,226

[1]	The amount of loans and borrowings included interest payable.